Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 359,528	$ 230,415
Accounts receivable	206,456	38,069
Prepaid expenses and other current assets	12,538	7,954
Inventories	13,295	8,781
Restricted cash	0	4,008
Assets held for sale	64,923	0
Total current assets	656,740	289,227
Non-current assets
Vessels and drydock	3,144,735	3,842,071
Right of use assets for vessels	709,165	764,025
Other assets	89,788	108,963
Goodwill	8,432	8,900
Restricted cash	783	783
Total non-current assets	3,952,903	4,724,742
Total assets	4,609,643	5,013,969
Current liabilities
Current portion of long-term bank debt and bonds	69,272	235,278
Sale and leaseback liability	250,793	178,062
IFRS 16 - lease liability	52,511	54,515
Accounts payable	12,866	35,080
Accrued expenses	43,446	24,906
Total current liabilities	428,888	527,841
Non-current liabilities
Long-term bank debt and bonds	474,056	666,409
Sale and leaseback liability	1,295,639	1,461,929
IFRS 16 - lease liability	470,298	520,862
Total non-current liabilities	2,239,993	2,649,200
Total liabilities	2,668,881	3,177,041
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 shares authorized; 59,415,013 and 58,369,516 issued and outstanding shares as of June 30, 2022 and December 31, 2021, respectively.	669	659
Additional paid-in capital	2,852,939	2,855,798
Treasury shares	(480,172)	(480,172)
Accumulated deficit	(432,674)	(539,357)
Total shareholders’ equity	1,940,762	1,836,928
Total liabilities and shareholders’ equity	$ 4,609,643	$ 5,013,969